share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
share-based compensation
Dividend reinvestment in Common Shares	$ 582	$ 524
Employee share purchase plan
share-based compensation
Dividend reinvestment in Common Shares	$ 42	$ 37